UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington,D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2012
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Check here if Amendment [ x  ]; Amendment Number: 1
                                                  -------
   This Amendment (Check only one.):  [ x  ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Fund Management, L.P.
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Address:   280 Park Avenue, 41st Floor
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           New York, NY  10017
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Form 13F File Number:  028-12039

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
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Title:     Member of its General Partner
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:



        /s/PETER W. MAY           New York, New York             8/14/12
       ------------------------   ------------------------------  --------
       [Signature]                  [City, State]                 [Date]

This amendment is being filed to delete the sentence in the original filing which refers to the omission of confidential information being filed separately with the Commission.

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]       13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]       13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    6
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Form 13F Information Table Entry Total:              11
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Form 13F Information Table Value Total:          $3,106,223
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                                                (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.    Form 13F File Number    Name
    ---     --------------------    ------


     01     28-11639                Nelson Peltz

     02     28-11640                Peter W. May

     03     28-11641                Edward P. Garden

     04     28-12040                Trian Fund Management GP, LLC

     05     28-12527                Public Sector Pension Investment Board

     06     28-04855                California State Teachers Retirement System

                                                     FORM 13F INFORMATION TABLE



COLUMN 1                    COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8
--------                    --------      --------    --------          --------        --------    --------        --------
                                                       VALUE      SHARES/OR  SH/  PUT/ INVESTMENT    OTHER      VOTING AUTHORITY
                                                                                                                ----------------
NAME OF ISSUER            TITLE OF CLASS   CUSIP     (x$1000)     PRN AMT   PRN  CALL  DISCRETION   MANAGERS   SOLE  SHARED   NONE
--------------            --------------   -----     --------     -------   ---  ----  ----------   --------   ----  ------   ----

Wendys Co.                     COM        95058W100   391,761   83,000,245   SH         Defined      1,2,3,4       83,000,245

Heinz HJ Co.                   COM        423074103    32,805      603,250   SH         Defined      1,2,3,4          603,250

Tiffany & Co. NEW              COM        886547108    73,405    1,386,313   SH         Defined      1,2,3,4        1,386,313

Family Dlr Stores Inc.         COM        307000109   662,644    9,967,564   SH         Defined      1,2,3,4        9,967,564

Kraft Foods Inc.               CL A       50075N104   404,789   10,481,319   SH         Defined      1,2,3,4       10,481,319

Legg Mason Inc.                COM        524901105   387,699   14,702,269   SH         Defined      1,2,3,4       14,702,269

State Str Corp.                COM        857477103   266,525    5,970,547   SH         Defined      1,2,3,4        5,970,547

State Str Corp.                COM        857477103   172,885    3,872,869   SH         Other        1,2,3,4,5      3,872,869

Ingersoll-Rand PLC             SHS        G47791101   518,482   12,292,118   SH         Defined      1,2,3,4       12,292,118

Ingersoll-Rand PLC             SHS        G47791101    49,711    1,178,550   SH         Other        1,2,3,4,6      1,178,550

Lazard Ltd                     SHS A      G54050102   145,517    5,598,980   SH         Defined      1,2,3,4        5,598,980